Integration Costs	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Integration Costs

6. INTEGRATION COSTS
On January 1, 2021, Cenovus and Husky closed a transaction to combine the two companies through a plan of arrangement (the “Arrangement”). For more details, see Note 5 of the annual Consolidated Financial Statements for the year ended December 31, 2021. Integration costs recognized in earnings include the following:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Transaction Costs (1)	—	—	—	65
Integration Related Costs	25	24	48	37
Severance Payments	3	10	4	155
	28	34	52	257
(1)Excludes share issuance costs related to common shares, preferred shares and warrants.